REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS

In the following table, revenue (in thousands) from contracts with customers is disaggregated by major service lines.

	For the Year Ended
	December 31, 2023	December 31, 2022
Main revenue streams
Commissions	684,873	379,868
Title	2,990	1,869
Mortgage Income	1,295	19
Total Revenue	689,158	381,756